Net borrowings - Reconciliation of movement in net borrowings (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At beginning of the year	£ 12,109	£ 13,246
Net decrease in cash and cash equivalents before exchange	665	231	£ (2,552)
Net increase/(decrease) in bonds and other borrowings	825	(967)
Increase/(decrease) in net borrowings from cash flows	1,490	(736)
Exchange differences on net borrowings	334	(598)
Other non-cash items	204	197
Net borrowings at end of the year	14,137	12,109	£ 13,246
Cash outflow for derivatives designated in forward point hedges	(4)	(2)
Non-cash items of fair value changes of CCS and IRS	(346)	249
Non-cash items of lease liabilities	(183)
Non-cash items of fair value change of borrowings	£ 331	£ (111)